Consolidated Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating expenses
Research and development (Note 20)	$ 13,466,234	$ 15,505,346
General and administrative (Note 20)	9,821,724	8,161,070
Total operating expenses	23,287,958	23,666,416
Interest income	(333,415)	(812,617)
Unrealized loss on warrant derivative (Note 16)	20,850,381	1,060,353
Foreign exchange loss (gain)	409,409	(249,441)
Net loss	(44,214,333)	(23,664,711)
Comprehensive loss	$ (44,214,333)	$ (23,664,711)
Basic net loss per share	$ (0.61)	$ (0.35)
Diluted net loss per share	$ (0.61)	$ (0.35)
Weighted average Common Shares outstanding, Basic (in shares) (Note 17)	72,330,908	67,321,698
Weighted average Common Shares outstanding, Diluted (in shares) (Note 17)	72,330,908	67,321,698